Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Leased assets	$ 220,693	$ 232,059
Depreciation expense not capitalized	153,991	63,295
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization expense	518,999	129,202
Biological assets [member]
IfrsStatementLineItems [Line Items]
Amortization expense	72,165	18,365
Inventory [Member]
IfrsStatementLineItems [Line Items]
Amortization expense	$ 208,177	$ 108,073